Third Quarter Report
September 30, 2023 (Unaudited)
Columbia Variable Portfolio – Small Cap Value Fund
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Portfolio of Investments
Columbia Variable Portfolio – Small Cap Value Fund, September 30, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 99.7%
Issuer	Shares	Value ($)
Communication Services 2.6%
Diversified Telecommunication Services 0.2%
Bandwidth, Inc., Class A(a)	83,620	942,398
Entertainment 0.3%
Gaia, Inc.(a)	309,272	841,220
Playstudios, Inc.(a)	255,686	813,081
Total		1,654,301
Media 1.0%
AdTheorent Holding Co., Inc.(a)	719,339	927,947
Criteo SA, ADR(a)	77,268	2,256,226
Innovid Corp.(a)	1,200,914	1,537,170
Total		4,721,343
Wireless Telecommunication Services 1.1%
Telephone and Data Systems, Inc.	163,785	2,998,903
United States Cellular Corp.(a)	54,538	2,343,498
Total		5,342,401
Total Communication Services		12,660,443
Consumer Discretionary 14.1%
Auto Components 1.3%
Gentherm, Inc.(a)	41,290	2,240,396
Modine Manufacturing Co.(a)	91,379	4,180,589
Total		6,420,985
Broadline Retail 0.9%
Redbubble Ltd.(a)	2,158,982	640,205
Savers Value Village, Inc.(a)	186,994	3,491,178
Total		4,131,383
Distributors 0.0%
Educational Development Corp.(a)	146,509	155,300
Diversified Consumer Services 0.8%
American Public Education, Inc.(a)	233,846	1,164,553
Stride, Inc.(a)	62,013	2,792,445
Total		3,956,998
Hotels, Restaurants & Leisure 1.0%
Everi Holdings, Inc.(a)	186,500	2,465,530
PlayAGS, Inc.(a)	363,337	2,368,957
Total		4,834,487
Common Stocks (continued)
Issuer	Shares	Value ($)
Household Durables 3.1%
Cavco Industries, Inc.(a)	9,227	2,451,245
Century Communities, Inc.	35,060	2,341,307
Hamilton Beach Brands Holding Co.	186,375	2,312,914
iRobot Corp.(a)	44,420	1,683,518
Landsea Homes Corp.(a)	109,346	983,021
Legacy Housing Corp.(a)	88,528	1,718,328
Lifetime Brands, Inc.	178,165	1,003,069
Lovesac Co. (The)(a)	40,694	810,624
Universal Electronics, Inc.(a)	158,284	1,432,470
Total		14,736,496
Leisure Products 1.2%
Latham Group, Inc.(a)	281,650	788,620
Malibu Boats, Inc., Class A(a)	28,683	1,406,041
Topgolf Callaway Brands Corp.(a)	258,907	3,583,273
Total		5,777,934
Specialty Retail 4.1%
1-800-Flowers.com, Inc., Class A(a)	126,779	887,453
Advance Auto Parts, Inc.	44,700	2,500,071
Brilliant Earth Group, Inc., Class A(a)	182,381	538,024
Citi Trends, Inc.(a)	54,620	1,213,656
Gap, Inc. (The)	302,880	3,219,615
Leslie’s, Inc.(a)	328,140	1,857,272
Lulu’s Fashion Lounge Holdings, Inc.(a)	343,640	690,716
National Vision Holdings, Inc.(a)	109,322	1,768,830
Overstock.com, Inc.(a)	91,340	1,444,999
ThredUp, Inc., Class A(a)	643,927	2,582,147
Victoria’s Secret & Co.(a)	113,470	1,892,680
Zumiez, Inc.(a)	71,310	1,269,318
Total		19,864,781
2	Columbia Variable Portfolio – Small Cap Value Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Small Cap Value Fund, September 30, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Textiles, Apparel & Luxury Goods 1.7%
Canada Goose Holdings, Inc.(a)	152,680	2,238,289
Culp, Inc.(a)	140,209	782,366
Fossil Group, Inc.(a)	406,658	837,715
Movado Group, Inc.	61,585	1,684,350
Steven Madden Ltd.	87,354	2,775,237
Total		8,317,957
Total Consumer Discretionary		68,196,321
Consumer Staples 1.7%
Consumer Staples Distribution & Retail 0.7%
Andersons, Inc. (The)	64,752	3,335,375
Food Products 0.6%
Fresh Del Monte Produce, Inc.	87,543	2,262,111
Mission Produce, Inc.(a)	89,148	862,953
Total		3,125,064
Personal Care Products 0.4%
Honest Co., Inc. (The)(a)	591,021	744,686
Olaplex Holdings, Inc.(a)	594,770	1,159,802
Total		1,904,488
Total Consumer Staples		8,364,927
Energy 8.4%
Energy Equipment & Services 2.5%
Natural Gas Services Group, Inc.(a)	140,524	2,046,029
Newpark Resources, Inc.(a)	299,248	2,067,804
Pason Systems, Inc.	272,949	2,708,892
Patterson-UTI Energy, Inc.	299,150	4,140,236
Profire Energy, Inc.(a)	445,704	1,239,057
Total		12,202,018
Oil, Gas & Consumable Fuels 5.9%
Callon Petroleum Co.(a)	72,110	2,820,943
CVR Energy, Inc.	99,360	3,381,221
Delek U.S. Holdings, Inc.	110,770	3,146,976
Kinetik Holdings, Inc.	74,723	2,521,901
Magnolia Oil & Gas Corp., Class A	99,610	2,282,065
Murphy Oil Corp.	166,238	7,538,893
Ring Energy, Inc.(a)	969,324	1,890,182
Common Stocks (continued)
Issuer	Shares	Value ($)
Talos Energy, Inc.(a)	170,311	2,799,913
W&T Offshore, Inc.(a)	449,572	1,969,126
Total		28,351,220
Total Energy		40,553,238
Financials 22.2%
Banks 12.5%
Ameris Bancorp	92,878	3,565,586
Bank of Marin Bancorp	55,709	1,018,361
BankUnited, Inc.	121,982	2,768,991
Banner Corp.	55,214	2,339,969
Capital Bancorp, Inc.	78,011	1,492,350
Central Pacific Financial Corp.	91,123	1,519,932
Central Valley Community Bancorp	83,259	1,174,784
Columbia Banking System, Inc.	185,892	3,773,608
Community Trust Bancorp, Inc.	35,944	1,231,441
Eastern Bankshares, Inc.	205,200	2,573,208
First BanCorp	60,820	1,711,475
First Community Corp.	83,207	1,436,985
First Financial Corp.	38,334	1,296,073
Heritage Financial Corp.	99,580	1,624,150
HomeStreet, Inc.	95,607	744,779
Northrim BanCorp, Inc.	57,448	2,276,090
OFG Bancorp	94,788	2,830,370
Popular, Inc.	66,698	4,202,641
Provident Financial Holdings, Inc.	77,536	1,014,946
Riverview Bancorp, Inc.	184,965	1,028,405
Sierra Bancorp	78,952	1,496,930
Southern First Bancshares, Inc.(a)	63,612	1,713,707
Synovus Financial Corp.	113,710	3,161,138
Territorial Bancorp, Inc.	85,023	772,859
Towne Bank	106,956	2,452,501
UMB Financial Corp.	63,613	3,947,187
Washington Federal, Inc.	102,796	2,633,633
Western New England Bancorp, Inc.	233,683	1,516,603
Zions Bancorp	86,570	3,020,427
Total		60,339,129
Capital Markets 0.7%
StoneX Group, Inc.(a)	34,876	3,380,182

Columbia Variable Portfolio – Small Cap Value Fund | Third Quarter Report 2023	3

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Small Cap Value Fund, September 30, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Finance 0.4%
PROG Holdings, Inc.(a)	67,908	2,255,225
Financial Services 5.1%
Alerus Financial Corp.	86,331	1,569,497
Cass Information Systems, Inc.	35,691	1,329,490
Essent Group Ltd.	131,423	6,214,994
EVERTEC, Inc.	59,440	2,209,979
International Money Express, Inc.(a)	74,310	1,258,068
MGIC Investment Corp.	281,296	4,694,830
NMI Holdings, Inc., Class A(a)	140,475	3,805,468
Payoneer Global, Inc.(a)	580,667	3,553,682
Total		24,636,008
Insurance 3.5%
Global Indemnity Group LLC	83,257	2,859,878
Greenlight Capital Re Ltd., Class A(a)	103,513	1,111,730
Horace Mann Educators Corp.	89,625	2,633,183
Mercury General Corp.	91,870	2,575,116
National Western Life Group, Inc., Class A	11,423	4,997,448
ProAssurance Corp.	138,024	2,607,273
Total		16,784,628
Total Financials		107,395,172
Health Care 9.0%
Biotechnology 3.8%
Apellis Pharmaceuticals, Inc.(a)	61,746	2,348,818
Ardelyx, Inc.(a)	253,740	1,035,259
Arrowhead Pharmaceuticals, Inc.(a)	64,669	1,737,656
Atara Biotherapeutics, Inc.(a)	391,821	579,895
BioCryst Pharmaceuticals, Inc.(a)	101,940	721,735
Bioxcel Therapeutics, Inc.(a)	176,990	447,785
Celcuity, Inc.(a)	74,366	679,705
Insmed, Inc.(a)	110,850	2,798,963
Lexicon Pharmaceuticals, Inc.(a)	321,540	350,479
Natera, Inc.(a)	41,830	1,850,978
Olema Pharmaceuticals, Inc.(a)	91,180	1,126,073
Replimune Group, Inc.(a)	49,093	839,981
SpringWorks Therapeutics, Inc.(a)	58,586	1,354,508
Travere Therapeutics, Inc.(a)	87,912	785,933
Common Stocks (continued)
Issuer	Shares	Value ($)
uniQure NV(a)	95,990	644,093
Zentalis Pharmaceuticals, Inc.(a)	42,740	857,364
Total		18,159,225
Health Care Equipment & Supplies 0.9%
Inogen, Inc.(a)	162,488	848,187
LivaNova PLC(a)	46,666	2,467,698
Zimvie, Inc.(a)	126,940	1,194,506
Total		4,510,391
Health Care Providers & Services 1.4%
Castle Biosciences, Inc.(a)	58,095	981,225
Enhabit, Inc.(a)	179,180	2,015,775
Guardant Health, Inc.(a)	60,934	1,806,084
National HealthCare Corp.	31,176	1,994,640
Total		6,797,724
Health Care Technology 0.2%
Computer Programs & Systems, Inc.(a)	63,147	1,006,563
Life Sciences Tools & Services 0.2%
Codexis, Inc.(a)	455,851	861,558
Pharmaceuticals 2.5%
ANI Pharmaceuticals, Inc.(a)	38,859	2,256,153
Perrigo Co. PLC	153,000	4,888,350
Supernus Pharmaceuticals, Inc.(a)	64,617	1,781,491
Taro Pharmaceutical Industries Ltd.(a)	80,710	3,043,574
Total		11,969,568
Total Health Care		43,305,029
Industrials 17.2%
Aerospace & Defense 1.0%
Moog, Inc., Class A	42,937	4,850,164
Air Freight & Logistics 0.8%
Forward Air Corp.	31,740	2,181,808
Radiant Logistics, Inc.(a)	268,294	1,515,861
Total		3,697,669
Building Products 1.9%
AZEK Co., Inc. (The)(a)	64,477	1,917,546
AZZ, Inc.	60,652	2,764,518
UFP Industries, Inc.	41,506	4,250,215
Total		8,932,279

4	Columbia Variable Portfolio – Small Cap Value Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Small Cap Value Fund, September 30, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Commercial Services & Supplies 1.0%
ACCO Brands Corp.	222,730	1,278,470
HNI Corp.	68,995	2,389,297
VSE Corp.	26,848	1,354,213
Total		5,021,980
Electrical Equipment 1.3%
Encore Wire Corp.	24,439	4,459,140
Thermon(a)	66,702	1,832,304
Total		6,291,444
Ground Transportation 2.0%
Hertz Global Holdings, Inc.(a)	242,470	2,970,257
Marten Transport Ltd.	143,966	2,837,570
Schneider National, Inc., Class B	139,790	3,870,785
Total		9,678,612
Machinery 3.7%
Gorman-Rupp Co.	50,575	1,663,917
Greenbrier Companies, Inc. (The)	61,528	2,461,120
Helios Technologies, Inc.	38,318	2,125,883
Hurco Companies, Inc.	73,405	1,646,474
John Bean Technologies Corp.	37,220	3,913,311
Manitex International, Inc.(a)	239,011	1,116,181
Markforged Holding Corp.(a)	701,494	1,017,166
Miller Industries, Inc.	30,274	1,187,044
Mueller Industries, Inc.	35,812	2,691,630
Total		17,822,726
Marine Transportation 1.1%
Costamare, Inc.	241,685	2,325,010
Kirby Corp.(a)	36,707	3,039,339
Total		5,364,349
Passenger Airlines 0.9%
Hawaiian Holdings, Inc.(a)	223,171	1,412,672
Spirit Airlines, Inc.	96,140	1,586,310
Sun Country Airlines Holdings, Inc.(a)	74,289	1,102,449
Total		4,101,431
Common Stocks (continued)
Issuer	Shares	Value ($)
Professional Services 1.6%
IBEX Holdings Ltd.(a)	91,621	1,415,544
Korn/Ferry International	59,990	2,845,926
MAXIMUS, Inc.	29,900	2,232,932
TaskUS, Inc., Class A(a)	129,100	1,340,058
Total		7,834,460
Trading Companies & Distributors 1.9%
BlueLinx Holdings, Inc.(a)	23,537	1,932,152
H&E Equipment Services, Inc.	48,880	2,111,127
Karat Packaging, Inc.	89,974	2,074,801
Textainer Group Holdings Ltd.	85,859	3,198,248
Total		9,316,328
Total Industrials		82,911,442
Information Technology 9.5%
Communications Equipment 1.7%
Applied Optoelectronics, Inc.(a)	176,467	1,935,843
Casa Systems, Inc.(a)	622,218	527,330
Lumentum Holdings, Inc.(a)	68,908	3,113,263
Netscout Systems, Inc.(a)	86,780	2,431,576
Total		8,008,012
Electronic Equipment, Instruments & Components 3.5%
Airgain, Inc.(a)	162,381	595,938
ePlus, Inc.(a)	47,651	3,026,791
FARO Technologies, Inc.(a)	46,877	713,937
IPG Photonics Corp.(a)	14,620	1,484,515
Knowles Corp.(a)	173,640	2,571,608
OSI Systems, Inc.(a)	21,107	2,491,470
Powerfleet, Inc.(a)	426,551	882,961
TTM Technologies, Inc.(a)	150,440	1,937,667
Vishay Precision Group, Inc.(a)	33,296	1,118,080
Vontier Corp.	62,700	1,938,684
Total		16,761,651
IT Services 0.6%
Kyndryl Holdings, Inc.(a)	207,357	3,131,091
Semiconductors & Semiconductor Equipment 2.0%
Cohu, Inc.(a)	83,991	2,892,650
MagnaChip Semiconductor Corp.(a)	96,070	798,342
SMART Global Holdings, Inc.(a)	81,820	1,992,317

Columbia Variable Portfolio – Small Cap Value Fund | Third Quarter Report 2023	5

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Small Cap Value Fund, September 30, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Synaptics, Inc.(a)	37,310	3,337,006
Valens Semiconductor Ltd.(a)	241,135	641,419
Total		9,661,734
Software 1.5%
Cerence, Inc.(a)	82,385	1,678,182
Cognyte Software Ltd.(a)	174,673	840,177
Expensify, Inc., Class A(a)	180,825	587,681
Mitek Systems, Inc.(a)	107,428	1,151,628
Red Violet, Inc.(a)	76,382	1,528,404
Upland Software, Inc.(a)	344,180	1,590,112
Total		7,376,184
Technology Hardware, Storage & Peripherals 0.2%
Nano Dimension Ltd., ADR(a)	406,930	1,106,850
Total Information Technology		46,045,522
Materials 8.0%
Chemicals 2.0%
Aspen Aerogels, Inc.(a)	230,925	1,985,955
Chemours Co. LLC (The)	71,180	1,996,599
Livent Corp.(a)	127,885	2,354,363
Tronox Holdings PLC, Class A	229,643	3,086,402
Total		9,423,319
Construction Materials 0.9%
Summit Materials, Inc., Class A(a)	142,968	4,452,024
Containers & Packaging 0.6%
Greif, Inc., Class A	41,879	2,797,936
Metals & Mining 4.1%
Ampco-Pittsburgh Corp.(a)	258,654	680,260
Capstone Copper Corp.(a)	561,175	2,379,804
Centerra Gold, Inc.	344,420	1,683,747
ERO Copper Corp.(a)	135,781	2,341,241
Ferroglobe PLC(a)	373,996	1,944,779
Hudbay Minerals, Inc.	450,667	2,193,196
MP Materials Corp.(a)	115,880	2,213,308
Olympic Steel, Inc.	24,747	1,391,029
Pan American Silver Corp.	176,446	2,554,938
Torex Gold Resources, Inc.(a)	125,304	1,303,549
Universal Stainless & Alloy Products, Inc.(a)	98,394	1,289,945
Total		19,975,796
Common Stocks (continued)
Issuer	Shares	Value ($)
Paper & Forest Products 0.4%
Clearwater Paper Corp.(a)	35,394	1,283,032
Glatfelter Corp.(a)	375,643	751,286
Total		2,034,318
Total Materials		38,683,393
Real Estate 5.0%
Diversified REITs 0.6%
American Assets Trust, Inc.	138,212	2,688,223
Hotel & Resort REITs 2.6%
Park Hotels & Resorts, Inc.	237,300	2,923,536
Pebblebrook Hotel Trust	233,784	3,177,124
RLJ Lodging Trust	321,535	3,147,828
Sunstone Hotel Investors, Inc.	349,479	3,267,629
Total		12,516,117
Office REITs 0.3%
Brandywine Realty Trust	309,300	1,404,222
Retail REITs 0.7%
Macerich Co. (The)	307,640	3,356,352
Specialized REITs 0.8%
PotlatchDeltic Corp.	89,402	4,057,957
Total Real Estate		24,022,871
Utilities 2.0%
Gas Utilities 2.0%
National Fuel Gas Co.	79,275	4,115,165
RGC Resources, Inc.	92,328	1,597,275
UGI Corp.	168,230	3,869,290
Total		9,581,730
Total Utilities		9,581,730
Total Common Stocks (Cost $504,523,340)		481,720,088

6	Columbia Variable Portfolio – Small Cap Value Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Small Cap Value Fund, September 30, 2023 (Unaudited)
Money Market Funds 0.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.515%(b),(c)	2,244,629	2,243,956
Total Money Market Funds (Cost $2,243,956)		2,243,956
Total Investments in Securities (Cost: $506,767,296)		483,964,044
Other Assets & Liabilities, Net		(787,915)
Net Assets		483,176,129
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at September 30, 2023.
(c)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.515%
	17,351	82,915,170	(80,688,565)	—	2,243,956	(888)	85,914	2,244,629
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Variable Portfolio – Small Cap Value Fund | Third Quarter Report 2023	7

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT7024_12_B01_(11/23)